CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Preferred stock, par value (in dollars per share)		$ 0.00001	$ 0.00001
Preferred stock, shares authorized		10,000,000	10,000,000
Preferred stock, shares issued		0	750,000
Preferred stock, shares outstanding		0	750,000
Common stock, par value (in dollars per share)	$ 0.00001	$ 0.00001	$ 0.00001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued	1,928,354	168,565	21,814
Common Stock, Shares, Outstanding	1,928,352	168,563	21,812
Treasury stock, shares	2	2	2
Allowance for Doubtful Accounts Receivable, Current	$ 197,000	$ 87,000	$ 30,000
Accounts Receivable Related Parties Net Current	117,000	138,000	480,000
Deferred Revenue Related Party		13,000	480,000
Temporary equity, liquidation preference		0
Interest Payable, Current	164,000	137,000	42,000
Related Party [Member]
Interest Payable, Current	$ 77,000	$ 56,000	$ 56,000
Series A Convertible Preferred Stock [Member]
Temporary equity, par value (in dollars per share)		$ 0.00001	$ 0.00001
Temporary equity, shares authorized		3,000,000	3,000,000
Temporary equity, shares issued		0	750,000
Temporary equity, shares outstanding		0	750,000
Series B Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	5,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Series D Convertible Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.00001	$ 0.00001
Preferred stock, shares authorized	5,000,000	5,000,000
Preferred stock, shares issued	2,000,000	0
Preferred stock, shares outstanding	2,000,000	0